Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) USDperPSU PSU	Mar. 31, 2024 USD ($) PSU	Dec. 31, 2023 USD ($) PSU	Jun. 30, 2023 USD ($) PSU	Mar. 31, 2023 USD ($) PSU	Dec. 31, 2022 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	378,970	381,090	372,460	387,050	388,330	444,620
PSU liability at Dec 31, 2023 | $	$ 13,759	$ 9,252	$ 21,126	$ 13,241	$ 10,432	$ 21,239
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	118,240
Estimated Value Per PSU at Maturity | USDperPSU	55.3
Anticipated performance factor at maturity	162.00%
Percent of vesting period complete	76.00%
PSU liability at Dec 31, 2023 | $	$ 8,099
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2026
Number outstanding | PSU	125,510
Estimated Value Per PSU at Maturity | USDperPSU	54.5
Anticipated performance factor at maturity	168.00%
Percent of vesting period complete	43.00%
PSU liability at Dec 31, 2023 | $	$ 4,937
Grant Year 2024 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2027
Number outstanding | PSU	135,220
Estimated Value Per PSU at Maturity | USDperPSU	54.27
Anticipated performance factor at maturity	108.00%
Percent of vesting period complete	9.00%
PSU liability at Dec 31, 2023 | $	$ 723